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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [_]; Amendment Number: ________
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
         ------------------------------
         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Labiak
         ------------------------------
Title:   Chief Financial Officer
         ------------------------------
Phone:   (336) 282-9302
         ------------------------------

Signature, Place, and Date of Signing:

    /s/ David Labiak          Greensboro, North Carolina          May 12, 2004
    ----------------          --------------------------          ------------
       [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                        ---------------

Form 13F Information Table Entry Total:       56
                                        ---------------

Form 13F Information Table Value Total:     132,711
                                        ---------------
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                                         Voting Authority
                                                                                        -------------------
                         Title of           Value in                Investment  Other
     Name of Issuer       Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
     --------------      -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital           COM    01855A101  2,585    54,502   SH      Sole              54,502
Alpha Industries           COM    020753109  4,059    92,126   SH      Sole              92,126
American Express           COM    025816109  7,852   150,631   SH      Sole             150,631
American Home Prods        COM    026609107  6,289   107,054   SH      Sole             107,054
AMFM                       COM    001693100  3,712    53,793   SH      Sole              53,793
Associates First Capital   COM    046008108  3,222   144,404   SH      Sole             144,404
Bank of America            COM    060505104  1,498    34,834   SH      Sole              34,834
Bank One                   COM    06423A103    502    18,913   SH      Sole              18,913
Bristol-Myers Squibb       COM    110122108    266     4,575   SH      Sole               4,575
Caterpillar                COM    149123101  3,951   116,648   SH      Sole             116,648
Central Parking            COM    154785109  5,394   227,690   SH      Sole             227,690
CenturyTel                 COM    156700106  2,253    78,363   SH      Sole              78,363
Citrix Systems             COM    177376100  1,564    82,594   SH      Sole              82,594
Claire's Stores            COM    179584107  2,295   119,228   SH      Sole             119,228
Clearnet Comm              COM    184902104    271     9,755   SH      Sole               9,755
CMGI                       COM    125750109  3,638    79,407   SH      Sole              79,407
Conexant Systems           COM    207142100    647    13,300   SH      Sole              13,300
Dana                       COM    235811106    547    25,814   SH      Sole              25,814
Dionex                     COM    254546104    232     8,680   SH      Sole               8,680
Dollar General             COM    256669102  3,621   185,688   SH      Sole             185,688
Equifax                    COM    294429105  2,010    76,559   SH      Sole              76,559
Ericsson Comm              COM    294821608    301    15,071   SH      Sole              15,071
Family Dollar Stores       COM    307000109    617    31,539   SH      Sole              31,539
Fannie Mae                 COM    313586109    896    17,167   SH      Sole              17,167
Freddie Mac                COM    313400301  1,728    42,661   SH      Sole              42,661
Gillette                   COM    375766102  2,733    78,234   SH      Sole              78,234
Global Telesystems         COM    37936U104  2,332   193,346   SH      Sole             193,346
Go.com                     COM     25468720  2,500   209,449   SH      Sole             209,449
Gric Communications        COM    398081109    323    18,000   SH      Sole              18,000
H.J. Heinz                 COM    423074103  1,367    31,237   SH      Sole              31,237
Harley-Davidson            COM    412822108    278     7,212   SH      Sole               7,212

Hewlett-Packard        COM 428236103 3,445  27,589 SH  Sole           27,589
Honeywell              COM 438516106 3,343  99,245 SH  Sole           99,245
Intel                  COM 458140100   437   3,270 SH  Sole            3,270
Interpublic Group      COM 460690100   239   5,555 SH  Sole            5,555
ITXC                   COM 45069F109 4,372 123,468 SH  Sole          123,468
JNI                    COM 46622G105 1,082  34,204 SH  Sole           34,204
Johnson & Johnson      COM 478160104 2,056  20,182 SH  Sole           20,182
Leggett & Platt        COM 524660107 2,561 155,183 SH  Sole          155,183
Madge Networks         COM N5424G106 2,768 606,688 SH  Sole          606,688
Mattel                 COM 577081102 3,699 280,507 SH  Sole          280,507
Meritor Automotive     COM 59000G100 1,038  94,348 SH  Sole           94,348
Netro                  COM 64114R109   545   9,500 SH  Sole            9,500
Newell Rubbermaid      COM 651229106 6,004 233,158 SH  Sole          233,158
Pharmanetics           COM 71713J107 4,024 202,456 SH  Sole          202,456
PNC Financial          COM 693475105   267   5,703 SH  Sole            5,703
Qualcomm               COM 747525103 6,609 110,155 SH  Sole          110,155
Quokka Sports          COM 747525103 2,243 279,263 SH  Sole          279,263
Servicemaster          COM 81760N109 4,825 424,161 SH  Sole          424,161
Sinclair Broadcasting  COM 829226109   253  23,020 SH  Sole           23,020
Sprint PCS             COM 852061506   295   4,950 SH  Sole            4,950
Tellabs                COM 879664100 1,417  20,700 SH  Sole           20,700
Terayon Comm           COM 880775101 5,218  81,236 SH  Sole           81,236
United States Cellular COM 911684108   225   3,565 SH  Sole            3,565
WebMD                  COM 94769M105 1,499 101,209 SH  Sole          101,209
Wind River Systems     COM 973149107 4,764 125,770 SH  Sole          125,770